Schedule of Stock Based Compensation Expenses (Details) - USD ($) $ in Thousands	3 Months Ended		6 Months Ended		12 Months Ended
	Jun. 30, 2026	Jun. 30, 2025	Jun. 30, 2026	Jun. 30, 2025	Dec. 31, 2025	Dec. 31, 2024
Total stock-based compensation expense	$ 364	$ 280	$ 567	$ 362	$ 615	$ 961
Cost Of Goods And Services Sold [Member]
Total stock-based compensation expense	4	5	19	9	16	4
Research And Development Expenses [Member]
Total stock-based compensation expense	35	23	68	59	100	153
Selling And Marketing Expenses [Member]
Total stock-based compensation expense	11		18	16	22	115
General And Administrative Expenses [Member]
Total stock-based compensation expense	$ 314	$ 252	$ 462	$ 278	$ 477	$ 689